INCOME TAXES - Movements In Temporary Differences (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset), start	$ (123.5)	$ (170.0)
Deferred tax expense (income) recognised in profit or loss	23.1	33.9
Income tax relating to components of other comprehensive income	1.1	11.6
Increase (decrease) through business combinations, deferred tax liability (asset)	27.2	(3.9)
Increase (decrease) through net exchange differences, deferred tax liability (asset)	(3.9)	4.9
Deferred tax liability (asset), end	(76.0)	(123.5)
Non-capital loss carryforwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset), start	45.7	50.5
Deferred tax expense (income) recognised in profit or loss	(9.6)	(5.4)
Income tax relating to components of other comprehensive income	0.0	0.0
Increase (decrease) through business combinations, deferred tax liability (asset)	0.8	0.0
Increase (decrease) through net exchange differences, deferred tax liability (asset)	(1.7)	0.6
Deferred tax liability (asset), end	35.2	45.7
Capital loss carryforwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset), start	0.0
Deferred tax expense (income) recognised in profit or loss	0.7
Income tax relating to components of other comprehensive income	0.0
Increase (decrease) through business combinations, deferred tax liability (asset)	0.0
Increase (decrease) through net exchange differences, deferred tax liability (asset)	0.0
Deferred tax liability (asset), end	0.7	0.0
Intangible assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset), start	(87.8)	(84.1)
Deferred tax expense (income) recognised in profit or loss	5.7	12.5
Income tax relating to components of other comprehensive income	0.0	0.0
Increase (decrease) through business combinations, deferred tax liability (asset)	(6.2)	(14.5)
Increase (decrease) through net exchange differences, deferred tax liability (asset)	0.9	(1.7)
Deferred tax liability (asset), end	(87.4)	(87.8)
Amounts not currently deductible
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset), start	47.6	48.5
Deferred tax expense (income) recognised in profit or loss	(2.3)	(6.4)
Income tax relating to components of other comprehensive income	0.0	0.0
Increase (decrease) through business combinations, deferred tax liability (asset)	(0.7)	5.9
Increase (decrease) through net exchange differences, deferred tax liability (asset)	(3.0)	(0.4)
Deferred tax liability (asset), end	41.6	47.6
Deferred revenue
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset), start	20.3	25.8
Deferred tax expense (income) recognised in profit or loss	(4.5)	(6.1)
Income tax relating to components of other comprehensive income	0.0	0.0
Increase (decrease) through business combinations, deferred tax liability (asset)	14.3	0.3
Increase (decrease) through net exchange differences, deferred tax liability (asset)	(1.6)	0.3
Deferred tax liability (asset), end	28.5	20.3
Tax benefit carryover
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset), start	3.1	6.0
Deferred tax expense (income) recognised in profit or loss	(1.7)	(2.8)
Income tax relating to components of other comprehensive income	0.0	0.0
Increase (decrease) through business combinations, deferred tax liability (asset)	0.0	0.0
Increase (decrease) through net exchange differences, deferred tax liability (asset)	0.2	(0.1)
Deferred tax liability (asset), end	1.6	3.1
Unclaimed research and development expenditures
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset), start	37.4	20.2
Deferred tax expense (income) recognised in profit or loss	7.7	17.2
Income tax relating to components of other comprehensive income	0.0	0.0
Increase (decrease) through business combinations, deferred tax liability (asset)	0.0	0.0
Increase (decrease) through net exchange differences, deferred tax liability (asset)	0.0	0.0
Deferred tax liability (asset), end	45.1	37.4
Investment tax credits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset), start	(64.6)	(60.0)
Deferred tax expense (income) recognised in profit or loss	(9.5)	(4.6)
Income tax relating to components of other comprehensive income	0.0	0.0
Increase (decrease) through business combinations, deferred tax liability (asset)	0.0	0.0
Increase (decrease) through net exchange differences, deferred tax liability (asset)	0.0	0.0
Deferred tax liability (asset), end	(74.1)	(64.6)
Property, plant and equipment
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset), start	(104.6)	(148.9)
Deferred tax expense (income) recognised in profit or loss	16.4	33.1
Income tax relating to components of other comprehensive income	0.0	0.0
Increase (decrease) through business combinations, deferred tax liability (asset)	18.3	4.5
Increase (decrease) through net exchange differences, deferred tax liability (asset)	(3.3)	6.7
Deferred tax liability (asset), end	(73.2)	(104.6)
Unrealized (gains) losses on foreign exchange
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset), start	(13.9)	(16.0)
Deferred tax expense (income) recognised in profit or loss	(1.3)	1.0
Income tax relating to components of other comprehensive income	1.0	1.3
Increase (decrease) through business combinations, deferred tax liability (asset)	0.0	(0.1)
Increase (decrease) through net exchange differences, deferred tax liability (asset)	0.3	(0.1)
Deferred tax liability (asset), end	(13.9)	(13.9)
Financial instruments
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset), start	(0.3)	(3.0)
Deferred tax expense (income) recognised in profit or loss	(0.7)	1.3
Income tax relating to components of other comprehensive income	1.2	1.4
Increase (decrease) through business combinations, deferred tax liability (asset)	0.0	0.0
Increase (decrease) through net exchange differences, deferred tax liability (asset)	0.0	0.0
Deferred tax liability (asset), end	0.2	(0.3)
Government participation
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset), start	(27.3)	(27.4)
Deferred tax expense (income) recognised in profit or loss	19.9	0.1
Income tax relating to components of other comprehensive income	0.0	0.0
Increase (decrease) through business combinations, deferred tax liability (asset)	0.0	0.0
Increase (decrease) through net exchange differences, deferred tax liability (asset)	0.0	0.0
Deferred tax liability (asset), end	(7.4)	(27.3)
Employee benefit plans
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset), start	51.6	39.6
Deferred tax expense (income) recognised in profit or loss	0.7	3.1
Income tax relating to components of other comprehensive income	(1.1)	8.9
Increase (decrease) through business combinations, deferred tax liability (asset)	0.7	0.0
Increase (decrease) through net exchange differences, deferred tax liability (asset)	3.5	0.0
Deferred tax liability (asset), end	55.4	51.6
Percentage-of-completion versus completed contract
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset), start	(28.9)	(19.6)
Deferred tax expense (income) recognised in profit or loss	1.7	(8.9)
Income tax relating to components of other comprehensive income	0.0	0.0
Increase (decrease) through business combinations, deferred tax liability (asset)	0.0	0.0
Increase (decrease) through net exchange differences, deferred tax liability (asset)	0.7	(0.4)
Deferred tax liability (asset), end	(26.5)	(28.9)
Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset), start	(1.8)	(1.6)
Deferred tax expense (income) recognised in profit or loss	(0.1)	(0.2)
Income tax relating to components of other comprehensive income	0.0	0.0
Increase (decrease) through business combinations, deferred tax liability (asset)	0.0	0.0
Increase (decrease) through net exchange differences, deferred tax liability (asset)	0.1	0.0
Deferred tax liability (asset), end	$ (1.8)	$ (1.8)